CONSOLIDATED STATEMENTS OF FINANCIAL POSITION ¥ in Thousands, $ in Thousands	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Non-current assets
Intangible assets	$ 1,873,226	¥ 12,879,365	¥ 10,637,633
Property, plant and equipment	15,445,185	106,193,369	95,627,577
Investment properties	168,134	1,156,006	1,332,370
Land use rights	622,543	4,280,291	3,577,012
Investments in joint ventures	493,542	3,393,349	6,007,624
Investments in associates	925,527	6,363,462	6,935,030
Available-for-sale investments			1,928,201
Equity investments designated at fair value through other comprehensive income	251,593	1,729,825
Deferred tax assets	224,357	1,542,569	1,606,150
Other non-current assets	646,156	4,442,644	3,520,892
Total non-current assets	20,650,263	141,980,880	131,172,489
Current assets
Inventories	2,975,735	20,459,668	20,547,556
Trade and notes receivables	1,178,174	8,100,532	8,008,937
Other current assets	1,312,334	9,022,953	10,074,225
Financial assets at fair value through profit or loss	2,348	16,141	9,534
Restricted cash	314,928	2,165,288	2,168,192
Cash and cash equivalents	2,782,438	19,130,652	27,835,866
Total current assets	8,565,957	58,895,234	68,644,310
Total assets	29,216,220	200,876,114	199,816,799
Equity attributable to owners of the parent
Share capital	2,167,668	14,903,798	14,903,798
Other reserves	5,865,402	40,327,573	28,116,602
Accumulated losses	(409,640)	(2,816,481)	(3,332,371)
Equity attributable to owners of the parent	7,623,430	52,414,890	39,688,029
Non-controlling interests	2,218,648	15,254,312	26,054,567
Total equity	9,842,078	67,669,202	65,742,596
Non-current liabilities
Interest-bearing loans and borrowings	7,884,137	54,207,386	40,289,703
Other non-current liabilities	354,616	2,438,164	2,453,660
Deferred tax liabilities	263,662	1,812,805	993,742
Total non-current liabilities	8,502,415	58,458,355	43,737,105
Current liabilities
Trade and notes payables	2,037,321	14,007,600	12,360,441
Other payables and accrued liabilities	1,677,333	11,532,504	14,692,899
Contract liabilities	229,703	1,579,322
Financial liabilities at fair value through profit or loss	257	1,766	89,426
Income tax payable	16,549	113,783	213,262
Interest-bearing loans and borrowings	6,910,564	47,513,582	62,981,070
Total current liabilities	10,871,727	74,748,557	90,337,098
Total liabilities	19,374,142	133,206,912	134,074,203
Total equity and liabilities	29,216,220	200,876,114	199,816,799
Net current liabilities	2,305,770	15,853,323	21,692,788
Total assets less current liabilities	$ 18,344,493	¥ 126,127,557	¥ 109,479,701